Convertible Notes Payable to Related Party	6 Months Ended
Jun. 30, 2014
Convertible Notes Payable to Related Party [Abstract]
Convertible Notes Payable to Related Party

NOTE 5 – CONVERTIBLE NOTES PAYABLE TO RELATED PARTY

In December 2012, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $27,000 in revolving loans through November 2015. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $2.10 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In November 2013, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $32,000 in revolving loans through November 2015. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $1.5 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In May 2014, the Company entered into a new oral arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at a price of $1.5 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

The Company's weighted average interest during the periods ended June 30, 2014 and 2013 is 6.08 and 6.20%, respectively.

At June 30, 2014 and December 31, 2013, convertible notes payable to related party consist of $31,013 and $29,870, respectively, in principal and $7,802 and $6,700, respectively, in accrued interest. Interest expense related to these notes is $1,102 and $919 for the periods ended June 30, 2014 and 2013, respectively.